Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 MXN ($)
Assets
Cash and cash equivalents	$ 62,047	$ 3,160	$ 96,944	[2]
Investments	30,924	1,575	2,160
Trade accounts receivables, net	28,164	1,434	32,316
Inventories	35,686	1,817	34,840
Recoverable taxes	16,488	840	11,284
Other current financial assets	878	45	756
Other current assets	3,420	174	2,888
Total current assets	177,607	9,045	181,188
NON CURRENT ASSETS
Equity accounted investees	94,315	4,803	96,097
Property, plant and equipment, net	108,602	5,531	116,712
Intangible assets, net	145,610	7,416	154,093
Deferred tax assets	16,543	843	15,853
Other non-current financial assets	23,387	1,191	12,073
Other non-current assets	10,317	526	12,525
Total non-current assets	398,774	20,310	407,353
TOTAL ASSETS	576,381	29,355	588,541
Liabilities
Bank loans and notes payable	2,436	124	2,830
Current portion of non-current debt	11,238	572	10,760
Interest payable	964	49	976
Trade payable	52,101	2,653	48,625
Accounts payable	13,568	691	17,538
Taxes payable	12,264	625	11,214
Other current financial liabilities	8,893	453	13,079
Total current liabilities	101,464	5,167	105,022
NON-CURRENTLIABILITIES
Bank loans and notes payable	114,990	5,856	117,758
Post-employment benefits	4,699	239	5,373
Deferred tax liabilities	5,886	300	6,133
Other non-current financial liabilities	2,232	114	2,797
Provisions and other non-current liabilities	11,568	590	14,546
Total non-current liabilities	139,375	7,099	146,607
TOTAL LIABILITIES	240,839	12,266	251,629
EQUITY
Capital stock	3,348	171	3,348
Additional paid-in capital	26,850	1,367	26,808
Retained earnings	217,802	11,093	201,868
Other comprehensive income	9,053	461	18,267
Total controlling interest	257,053	13,092	250,291
Non-controlling interest	78,489	3,997	86,621
TOTAL EQUITY	335,542	17,089	336,912
TOTAL LIABILITIES AND EQUITY	$ 576,381	$ 29,355	$ 588,541

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1